Segments and Geographic Information	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Segment Reporting [Abstract]
Segments and Geographic Information

11. Segments and Geographic Information

The Company’s chief operating decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information by each reportable company’s statement of operations. The Company operates the business on the basis of three reporting segments, the parent company and three wholly-owned subsidiaries:

International Stem Cell Corporation, a research and development company, for the Therapeutic Market for clinical applications of hpSCs for the treatment of various diseases such as Parkinson’s disease, liver diseases and corneal blindness;

Cyto Therapeutics, a research and development company, for the Therapeutic Market, which will conduct clinical trials in Australia for the use of hpSCs in the treatment of Parkinson’s disease;

Lifeline Skin Care, Inc. for the Cosmetic Market, which develops, manufactures and markets a category of cosmetic skin care products based on biotechnology with human stem cells;

Lifeline Cell Technology, LLC for the Biomedical Market, which develops, manufactures and commercializes primary human cell research products including over 160 human cell culture products, including frozen human “primary” cells and the reagents (called “media”) needed to grow, maintain and differentiate the cells.

Revenues, Expenses and Operating Income (loss)

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
Revenues:
Cosmetic market	$923	$970	$2,648	$2,519
Biomedical market	1,213	993	2,925	2,681

Total revenues	2,136	1,963	5,573	5,200
Operating expenses:
Therapeutic market	1,180	2,458	4,732	7,067
Cosmetic market	872	837	2,361	2,410
Biomedical market	706	702	2,005	2,065

Total operating expenses	2,758	3,997	9,098	11,542
Operating income (loss):
Therapeutic market	(1,180)	(2,458)	(4,732)	(7,067)
Cosmetic market	51	133	287	109
Biomedical market	507	291	920	616

Total operating loss	$(622)	$(2,034)	$(3,525)	$(6,342)

Geographic Information

The Company’s wholly-owned subsidiaries are located in Maryland, California, and Victoria, Australia and have customer and vendor relationships worldwide. Significant revenues in the following regions are those that are attributable to the individual countries within the region to which the product was shipped (in thousands):

	For the Three Months Ended September 30,		For the Nine Months Ended September 30,
	2015	2014	2015	2014
North America	$1,674	$1,519	$4,444	$4,186
Asia	362	332	844	672
Europe	91	98	251	309
All other regions	9	14	34	33

Total	$2,136	$1,963	$5,573	$5,200

11. Segments and Geographic Information

The Company’s chief operating decision-maker reviews financial information presented on a consolidated basis, accompanied by disaggregated information by each reportable company’s statement of operations. The Company operates the business on the basis of three reporting segments, the parent company and two wholly-owned subsidiaries:

International Stem Cell Corporation, a research and development company, for the Therapeutic Market for clinical applications of hpSCs for the treatment of various diseases such as Parkinson’s disease, liver diseases and corneal blindness;

Lifeline Skin Care, Inc. for the Cosmeceutical Market, which develops, manufactures and markets a category of cosmetic skin care products based on biotechnology with human stem cells;

Lifeline Cell Technology, LLC for the Biomedical Market, which develops, manufactures and commercializes primary human cell research products including over 130 human cell culture products, including frozen human “primary” cells and the reagents (called “media”) needed to grow, maintain and differentiate the cells;

Cyto Therapetuics, PTY LTD, a research and development company for the Therapeutic Market, which conducts clinical trials in Australia for the use of hpSCs in the treatment of Parkinson’s disease.

Revenues, Expenses and Operating Income (loss)

The Company does not measure the performance of its segments on any asset-based metrics. Therefore, segment information is presented only for operating income (loss). Revenues, expenses and operating income (loss) by market segment were as follows (in thousands):

	For the Years Ended Ended December 31,
	2014	2013
Revenues:
Cosmeceutical market	$3,507	$3,204
Biomedical market	3,510	2,943

Total revenues	7,017	6,147
Operating expenses:
Therapeutic market	9,695	8,200
Cosmeceutical market	3,253	2,914
Biomedical market	2,749	2,579

Total operating expenses	15,697	13,693
Operating income (loss):
Therapeutic market	(9,695)	(8,200)
Cosmeceutical market	254	290
Biomedical market	761	364

Total operating loss	$(8,680)	$(7,546)

Geographic Information

The Company’s wholly-owned subsidiaries are located in Maryland; California and Melbourne, Australia, and have customer and vendor relationships worldwide. Significant revenues in the following regions are those that are attributable to the individual country within the region to which the product was shipped (in thousands):

	For the Years Ended December 31,
	2014	2013
North America	$5,632	$4,779
Asia	943	905
Europe	393	355
All other regions	49	108

Total	$7,017	$6,147